Average Annual Total Returns - First Trust China AlphaDEX Fund	First Trust China AlphaDEX Fund 1 Year	First Trust China AlphaDEX Fund 5 Years	First Trust China AlphaDEX Fund Since Inception	First Trust China AlphaDEX Fund Inception Date	First Trust China AlphaDEX Fund After tax on distributions 1 Year	First Trust China AlphaDEX Fund After tax on distributions 5 Years	First Trust China AlphaDEX Fund After tax on distributions Since Inception	First Trust China AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust China AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust China AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® China Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® China Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® China Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ China Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ China Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ China Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI China Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI China Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI China Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	13.58%	10.50%	2.79%	Apr. 18, 2011	11.50%	9.04%	1.52%	7.88%	7.57%	1.50%	15.57%	[1]	12.22%	[1]	[1]	18.59%	[1]	12.11%	[1]	[1]	29.49%	15.05%	7.28%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.